Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Canadian Federal and Provincial Statutory Rate

The reconciliation of the combined Canadian Federal and Provincial statutory income tax rate of 26.5% (2024: 26.5%) to the effective tax rate is as follows:

	2025 $	2024 $
(Loss) before income taxes	63,543,458	(28,532,195)
Expected income tax recovery based on statutory rate	16,839,000	(7,561,000)
Adjustment to expected income tax recovery:
Change in foreign exchange rates
Permanent differences and other	320,000	(11,727,000)
Provision to return adjustment	(1,110,000)	(95,000)
Share based compensation	3,501,000	5,101,000
Other
Change in unrecorded deferred tax asset	(19,550,000)	14,282,000
Current tax provision (recovery)	-	-
Deferred income tax provision (recovery)	-	-

Schedule of Deferred Income Tax Assets

Deferred taxes are a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities.

	2025 $	2024 $
Non-capital loss carry-forwards	23,777,000	27,054,000
Undepreciated capital cost (UCC)	24,000	24,000
Reserves	262,814	299,000
Share issue costs	2,000	74,000
Exploration and evaluation assets	5,112,000	5,112,000
Investments	8,040,907	-
Intangible assets	-	2,576,000
Capital losses carried forward	17,045,000	17,045,000
Total	54,263,721	52,184,000